Note 21 - Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of changes in non-cash working capital [text block]
		Years ended December 31
	2024	2023	2022
Accounts receivable	$321	$(5)	$(47)
Prepaid expenses and deposits	104	(59)	(94)
Accounts payable and accrued liabilities	(15)	(120)	(762)
Changes in non-cash working capital	$410	$(184)	$(903)

Disclosure of additional cash flows [text block]
		Years ended December 31
	2024	2023	2022
Income taxes refunded	$(193)	$(307)	$(187)
Income taxes paid	-	18	-
Income tax expense (recovery)	$(193)	$(289)	$(187)